Goodwill - Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 52,072,413	$ 1,877,160	$ 52,709,053	$ 1,900,110	$ 50,198,436	$ 49,974,446
Packaging segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	35,412,424	1,276,583	35,703,625
Testing segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	13,304,040	479,598	13,365,068
EMS Segment Member [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,207,848	115,640	3,492,259
All other segments [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 148,101	$ 5,339	$ 148,101